Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5.  Property, Plant and Equipment

Classes and Depreciation

As of December 31, 2010 and 2009, our property, plant and equipment consisted of the following (in millions):

	December 31,
	2010	2009
Kinder Morgan, Inc.
General and other	$46.5	$45.7
KMP(a)
Natural gas, liquids, crude oil and carbon dioxide pipelines	6,684.4	6,503.6
Natural gas, liquids, carbon dioxide, and terminals station equipment.	10,112.0	9,271.8
Natural gas, liquids (including linefill), and transmix processing	233.7	220.3
Other	1,874.8	1,671.3
Accumulated depreciation, depletion and amortization	(2,953.9)	(2,002.8)
	15,997.5	15,709.9
Land and land right-of-way	560.5	519.5
Construction work in process	512.7	574.1
Property, plant and equipment, net	$17,070.7	$16,803.5
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(a)	Includes the allocation of purchase accounting adjustments associated with the Going Private Transaction (see Note 2).

Depreciation, depletion and amortization expense charged against property, plant and equipment was $1,025.5 million in 2010, $1,047.5 million in 2009 and $897.2 million in 2008.

Asset Retirement Obligations

As of December 31, 2010 and 2009, we have recognized asset retirement obligations in the aggregate amount of $122.0 million and $100.9 million, respectively.  The majority of our asset retirement obligations are associated with the CO2-KMP business segment, where KMP is required to plug and abandon oil and gas wells that have been removed from service and to remove its surface wellhead equipment and compressors.  We have included $2.5 million of asset retirement obligations as of both December 31, 2010 and 2009 within “Accrued other current liabilities” in our accompanying consolidated balance sheets.  The remaining amounts are included within “Other long-term liabilities and deferred credits” at each reporting date.

A reconciliation of the beginning and ending aggregate carrying amount of asset retirement obligations for each of the years ended December 31, 2010 and 2009 is as follows (in millions):

	Year Ended December 31,
	2010	2009
Balance at beginning of period	$100.9	$76.5
Liabilities incurred/revised	23.7	26.0
Liabilities settled	(9.1)	(6.2)
Accretion expense	6.5	4.6
Balance at end of period	$122.0	$100.9

KMP has various other obligations throughout its businesses to remove facilities and equipment on rights-of- way and other leased facilities.  We currently cannot reasonably estimate the fair value of these obligations because the associated assets have indeterminate lives.  These assets include pipelines, certain processing plants and distribution facilities, and certain bulk and liquids terminal facilities.  An asset retirement obligation, if any, will be recognized once sufficient information is available to reasonably estimate the fair value of the obligation.